Segment Information - Reconciliation of Revenue from External Customers to Total Revenues (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Reconciliation of revenue from external customers to total revenues [Abstract]
Revenue from external customers	$ 32,681.1	[1],[2]	$ 32,962.2	[1],[2]	$ 33,642.5	[1],[2]
Net investment income	930.8		1,056.3		1,036.4
ESI settlement (pretax)	0		0		30.2
Net realized capital gains	167.9		227.5		55.0
Revenues	33,779.8		34,246.0		34,764.1
Long-lived assets, within the United States	$ 557		$ 529

[1]	Revenue from the U.S. federal government was $7.0 billion, $7.5 billion and $7.2 billion in 2011, 2010 and 2009, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2011, 2010 and 2009.
[2]	All within the U.S., except approximately $590 million, $429 million and $240 million in 2011, 2010 and 2009, respectively, which were derived from foreign customers.